T. ROWE PRICE Large-Cap Growth Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION SERVICES  13.1%
Entertainment  2.1%
Netflix (1) 460,054 429,014
429,014
Interactive Media & Services  11.0%
Alphabet, Class A  7,449,787 1,152,035
Meta Platforms, Class A  1,901,746 1,096,090
2,248,125
Total Communication Services 2,677,139
CONSUMER DISCRETIONARY  12.4%
Broadline Retail  9.6%
Amazon.com (1) 8,516,521 1,620,353
Coupang (1) 8,084,801 177,300
MercadoLibre (1) 75,146 146,600
1,944,253
Hotels, Restaurants & Leisure  2.4%
Booking Holdings  69,293 319,227
Chipotle Mexican Grill (1) 3,393,393 170,382
489,609
Textiles, Apparel & Luxury Goods  0.4%
Lululemon Athletica (1)(2) 300,201 84,975
84,975
Total Consumer Discretionary 2,518,837
ENERGY  0.6%
Energy Equipment & Services  0.6%
Schlumberger  2,835,769 118,535
Total Energy 118,535
FINANCIALS  10.7%
Capital Markets  1.3%
Charles Schwab  1,865,306 146,016
Tradeweb Markets, Class A  826,912 122,764
268,780
Financial Services  9.4%
Affirm Holdings (1) 1,039,008 46,953
Fiserv (1) 2,412,068 532,657
Mastercard, Class A  1,344,660 737,035

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(3)(4) 696,358 24,720
Visa, Class A  1,648,861 577,860
1,919,225
Total Financials 2,188,005
HEALTH CARE  13.4%
Biotechnology  1.6%
Argenx, ADR (1)(2) 266,885 157,960
Legend Biotech, ADR (1)(2) 1,471,732 49,936
Natera (1)(2) 833,852 117,915
325,811
Health Care Equipment & Supplies  4.7%
Becton Dickinson & Company  359,467 82,339
Intuitive Surgical (1) 903,723 447,587
Sonova Holding, ADR  1,992,977 116,181
Stryker  850,107 316,452
962,559
Health Care Providers & Services  4.0%
Cigna Group  930,913 306,271
UnitedHealth Group  980,785 513,686
819,957
Life Sciences Tools & Services  0.6%
Danaher (2) 618,197 126,730
126,730
Pharmaceuticals  2.5%
Eli Lilly  605,796 500,333
500,333
Total Health Care 2,735,390
INDUSTRIALS & BUSINESS SERVICES  3.5%
Aerospace & Defense  1.8%
Boeing (1) 880,374 150,148
Howmet Aerospace  1,692,250 219,535
369,683
Machinery  0.8%
Ingersoll Rand  1,961,922 157,013
157,013
Professional Services  0.9%
Equifax (2) 733,889 178,746

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
iCapital, Acquisition Date: 3/10/25, Cost $13,135 (1)(3)(4) 938,230 13,135
191,881
Total Industrials & Business Services 718,577
INFORMATION TECHNOLOGY  42.6%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(3)(4) 46,476 —
—
Electronic Equipment, Instruments & Components  1.8%
Amphenol, Class A  5,451,962 357,594
357,594
IT Services  0.9%
Shopify, Class A (1) 1,867,655 178,324
178,324
Semiconductors & Semiconductor Equipment  11.8%
ASML Holding  135,574 89,835
Broadcom  2,674,522 447,795
Entegris  2,135,119 186,780
NVIDIA  15,493,361 1,679,171
2,403,581
Software  18.7%
Aurora Innovation (1)(2) 6,247,515 42,015
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)
(3)(4) 20,080 38,007
Celonis, Acquisition Date: 6/17/21, Cost $9,560 (1)(3)(4) 25,851 5,219
Dynatrace (1) 1,527,400 72,017
Fair Isaac (1) 80,160 147,828
HubSpot (1) 295,931 169,062
Intuit  1,079,036 662,517
Microsoft  6,289,597 2,361,052
ServiceNow (1) 376,481 299,732
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(3)(4) 321,182 1,336
3,798,785
Technology Hardware, Storage & Peripherals  9.4%
Apple  8,638,975 1,918,976
1,918,976
Total Information Technology 8,657,260
Total Miscellaneous Common Stocks  1.8% (5) 363,355
Total Common Stocks (Cost $7,992,126) 19,977,098

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.2%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $38,324 (1)(3)(4) 630,376 441
Total Industrials & Business Services 441
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(3)(4) 1,362 2,578
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(3)(4) 324 613
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(3)(4) 33 63
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(3)(4) 1 2
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(3)(4) 106,424 21,486
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (1)(3)(4) 304,686 28,184
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(3)(4) 2,118,369 27,348
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(3)
(4) 535,481 7,020
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(3)(4) 401,388 8,754
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(3)
(4) 544,536 11,876
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)
(3)(4) 390,346 1,624
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(3)(4) 320,373 1,333
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(3)(4) 5,796 24
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)
(3)(4) 742,561 3,089
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)
(3)(4) 188,785 20,002
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)
(3)(4) 14,135 1,511
Total Information Technology 135,507

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.3%
Chemicals  0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(3)(4) 492,252 29,176
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(3)(4) 171,891 10,188
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)
(3)(4) 410,238 8,022
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (1)(3)(4) 1,066,996 17,516
Total Materials 64,902
MISCELLANEOUS  0.3%
Miscellaneous  0.3%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (1)(3)(4) 610,955 51,902
Total Miscellaneous 51,902
Total Convertible Preferred Stocks (Cost $359,721) 252,752
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 74,705,495 74,705
Total Short-Term Investments (Cost $74,705) 74,705
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 16,897,949 16,898
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 16,898
Total Securities Lending Collateral (Cost $16,898) 16,898
Total Investments in Securities  99.8%
(Cost $8,443,450) $ 20,321,453
Other Assets Less Liabilities 0.2% 33,289
Net Assets 100.0% $ 20,354,742

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $335,169 and represents 1.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 694++
Totals $ —# $ — $ 694+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 164,790  ¤  ¤ $ 91,603
Total $ 91,603^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $694 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,603.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Growth Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Large-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $38,603,000 for the period ended March 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,894,681 $ — $ 82,417 $ 19,977,098
Convertible Preferred Stocks — — 252,752 252,752
Short-Term Investments 74,705 — — 74,705
Securities Lending Collateral 16,898 — — 16,898
Total $ 19,986,284 $ — $ 335,169 $ 20,321,453
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 52,287 $ 16,995 $ 13,135 $ 82,417
Convertible Preferred Stocks 231,144 21,608 — 252,752
Total $ 283,431 $ 38,603 $ 13,135 $ 335,169

T. ROWE PRICE Large-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1232-054Q1 03/25